Note 9 - Related Party Balance - Schedule of Related Party Payables (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Jun. 30, 2024
Hywin Enterprise Management Consulting (Shanghai) Co. Ltd. [Member]
Due to related party	[1]	$ 0	$ 9,518
Related Party [Member]
Due to related party		$ 0	$ 9,518

[1]	The Company’s previously combined subsidiary in the PRC recorded as intercompany balances.